LONG-TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt in the accompanying condensed consolidated balance sheets at March 30, 2013 and December 31, 2012 consists of the following:

(amounts in thousands)	March 30, 2013	December 31, 2012
Senior secured asset based revolving credit facility	$65,000	$15,000
8.25% Senior secured notes due 2018, net of unamortized early tender premium and discount of $39,286 and $40,870, respectively	800,714	799,130
9.375% Senior notes due 2017, net of unamortized discount of $9,458 and $9,746, respectively	150,542	150,254
	$1,016,256	$964,384

Long-term debt in the accompanying consolidated balance sheets at December 31, 2012 and 2011 consists of the following:

(amounts in thousands)	December 31, 2012	December 31, 2011
Senior secured asset based revolving credit facility	$15,000	$55,000
8.25% Senior secured notes due 2018, net of unamortized early tender premium and discount of $40,870 and $40,641	799,130	759,359
13.125% Senior subordinated notes due 2014, net of unamortized discount of $0 and $2,689	—	147,311
9.375% Senior notes due 2017, net of unamortized discount of $9,746 and $0	150,254	—
	$964,384	$961,670

Schedule of Extinguishment and Modification of Debt
Based on these financing transactions, the Company recognized a loss on debt modification or extinguishment of approximately $3.6 million and $27.9 million and a gain on debt extinguishment of approximately $98.2 million for the years ended December 31, 2012, December 31, 2011, and December 31, 2010, respectively, as summarized in the table below.

	For the year ended
(amounts in thousands)	December 31, 2012	December 31, 2011	December 31, 2010
Gain (loss) on extinguishment of debt:
Tender premium	$—	$(10,883)	$—
11.75% Senior Secured Notes unamortized discount	—	(775)	—
11.75% Senior Secured Notes unamortized debt issuance costs	—	(2,757)	—
13.125% Senior Subordinated Notes call premium	(1,487)	—	—
13.125% Senior Subordinated Notes unamortized discount	(299)	—	—
13.125% Senior Subordinated Notes unamortized debt issuance costs	(372)	—	—
	(2,158)	(14,415)	—
Carrying value of 9% Senior Subordinated Notes	—	—	360,000
9% Senior Subordinated Notes unamortized debt issuance costs	—	—	(5,780)
9% Senior Subordinated Notes unamortized premium	—	—	100
Reacquisition price of 9% Senior Subordinated Notes	—	—	(256,133)
	—	—	98,187
Loss on modification of debt:
Third party fees for 8.25% Senior Secured Notes	—	(12,261)	—
Unamortized debt issuance costs for prior ABL Facility	—	(1,187)	—
Third party fees for 9.375% Senior Notes	(1,449)	—	—
	(1,449)	(13,448)	—
Total gain (loss) on modification or extinguishment of debt	$(3,607)	$(27,863)	$98,187

Schedule of Maturities of Long-term Debt
The following table summarizes the Company’s long-term debt maturities due in each fiscal year after December 31, 2012.

(amounts in thousands)	As of December 31, 2012

2013	$—
2014	—
2015	—
2016	15,000
2017	150,254
Thereafter	799,130

$964,384